SCUDDER
                                                                     INVESTMENTS

Scudder Municipal Bond Fund

Supplement to the prospectus dated March 1, 2004

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Effective December 20, 2004, Scudder Municipal Bond Fund is no longer available.






               Please Retain This Supplement for Future Reference

December 23, 2004
SNTFIF2-3600

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Supplement to the currently effective Statement of Additional Information for the following fund:

Scudder Municipal Bond Fund

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Effective December 20, 2004, Scudder Municipal Bond Fund is no longer available.








December 23, 2004